UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-22350
Investment Company Act File Number
Global Opportunities Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2012
Date of Reporting Period

Item 1. Schedule of Investments

Global Opportunities Portfolio
January 31, 2012

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 27.9%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
2.909%, with maturity at 2035(1)	$1,929,472	$2,029,955
4.327%, with maturity at 2030(1)	869,567	948,099
6.50%, with maturity at 2030	6,163,729	7,213,854
7.00%, with various maturities to 2035	9,738,503	11,468,921
7.50%, with maturity at 2034	2,684,401	3,300,844
8.00%, with maturity at 2026	2,302,410	2,644,745

		$27,606,418

Federal National Mortgage Association:
3.816%, with maturity at 2035(1)	$2,269,766	$2,467,026
4.238%, with maturity at 2035(1)	4,832,651	5,269,097
5.00%, with various maturities to 2018	5,359,282	5,770,485
6.00%, with various maturities to 2032	2,821,618	3,122,348
6.50%, with various maturities to 2029	8,939,647	10,275,376
7.00%, with various maturities to 2036(2)	18,509,947	21,644,878
7.50%, with maturity at 2035	15,239,941	18,440,919
8.50%, with maturity at 2032	965,450	1,159,805
9.50%, with maturity at 2020	2,954,877	3,624,350

		$71,774,284

Government National Mortgage Association:
7.00%, with various maturities to 2035	$28,684,769	$34,531,642
7.50%, with various maturities to 2022	3,123,185	3,701,902

		$38,233,544

Total Mortgage Pass-Throughs (identified cost $126,151,356)		$137,614,246

Collateralized Mortgage Obligations — 2.2%
	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	$570,515	$642,664

		$642,664

Federal National Mortgage Association:
Series 1994-42, Class K, 6.50%, 4/25/24	$1,023,600	$1,161,425
Series 2009-62, Class WA, 5.55%, 8/25/39(3)	6,519,713	7,289,854
Series G94-7, Class PJ, 7.50%, 5/17/24	1,394,974	1,650,878

		$10,102,157

Total Collateralized Mortgage Obligations (identified cost $10,050,369)		$10,744,821

Commercial Mortgage-Backed Securities — 3.7%
	Principal
Security	Amount	Value
COMM, Series 2004-LB2A, Class A4, 4.715%, 3/10/39	$4,986,406	$5,278,365
CSFB, Series 2004-C1, Class A4, 4.75%, 1/15/37(3)	7,500,000	7,905,206
MLMT, Series 2003-KEY1, Class A4, 5.236%, 11/12/35(3)	5,000,000	5,302,422

Total Commercial Mortgage-Backed Securities (identified cost $17,518,404)		$18,485,993

U.S. Government Agency Obligations — 12.3%

	Principal
Security	Amount		Value
Federal Home Loan Bank:
5.365%, 9/9/24		$3,300,000	$4,153,063
5.375%, 9/30/22		8,300,000	10,476,185
5.375%, 8/15/24		2,700,000	3,373,259
5.75%, 6/12/26		8,150,000	10,721,618

			$28,724,125

United States Agency for International Development - Israel:
5.50%, 12/4/23		$5,000,000	$6,445,925
5.50%, 4/26/24		20,000,000	25,801,620

			$32,247,545

Total U.S. Government Agency Obligations (identified cost $52,041,701)			$60,971,670

U.S. Treasury Obligations — 0.4%
	Principal
Security	Amount		Value
U.S. Treasury Note, 4.875%, 6/30/12(2)		$2,000,000	$2,039,688

Total U.S. Treasury Obligations (identified cost $2,005,984)			$2,039,688

Foreign Government Bonds — 3.6%
	Principal
Security	Amount		Value
Serbia — 3.6%
Serbia Treasury Bill, 0.00%, 8/2/12	RSD	1,400,000,000	$16,421,856
Serbia Treasury Bill, 0.00%, 4/25/13	RSD	116,400,000	1,239,902

Total Serbia			$17,661,758

Total Foreign Government Bonds (identified cost $19,721,827)			$17,661,758

Precious Metals — 20.9%
	Troy
Description	Ounces		Value
Gold(4)		59,183	$103,048,750

Total Precious Metals (identified cost $85,020,231)			$103,048,750

Short-Term Investments — 15.4%

U.S. Treasury Obligations — 0.3%
	Principal
Security	Amount		Value
U.S. Treasury Bill, 0.00%, 2/23/12		$1,500,000	$1,499,964

Total U.S. Treasury Obligations (identified cost $1,499,991)			$1,499,964

Other — 15.1%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(5)	$74,344	$74,343,683

Total Other (identified cost $74,343,683)		$74,343,683

Total Short-Term Investments (identified cost $75,843,674)		$75,843,647

Total Investments — 86.4% (identified cost $388,353,546)		$426,410,573

Other Assets, Less Liabilities — 13.6%		$66,905,985

Net Assets — 100.0%		$493,316,558

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

RSD	-	Serbian Dinar

COMM	-	Commercial Mortgage Pass-Through Certificate

CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.

MLMT	-	Merrill Lynch Mortgage Trust

(1)		Adjustable rate mortgage security. Rate shown is the rate at January 31, 2012.

(2)		Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(3)		Weighted average fixed-rate coupon that changes/updates monthly.

(4)		Non-income producing.

(5)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 was $8,625.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2012 were $112,890,256 or 22.9% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
2/9/12	Euro 40,820,711	United States Dollar 52,256,837	Nomura International PLC	$(1,139,367)
2/16/12	Euro 40,820,710	United States Dollar 52,807,508	Bank of America	(589,386)
2/24/12	Indonesian Rupiah 58,207,500,000	United States Dollar 6,500,000	Bank of America	41,656

				$(1,687,097)

Purchases

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/17/12	Malaysian Ringgit 47,112,000	United States Dollar 14,912,636	Nomura International PLC	$550,880
2/17/12	Mexican Peso 198,170,000	United States Dollar 14,508,383	State Street Bank and Trust Co.	675,999
2/17/12	South Korean Won 9,723,000,000	United States Dollar 8,375,759	Australia and New Zealand Banking Group Limited	259,126
2/17/12	South Korean Won 8,599,000,000	United States Dollar 7,409,737	Standard Chartered Bank	226,937
2/21/12	Malaysian Ringgit 15,817,000	United States Dollar 5,060,792	HSBC Bank USA	128,688
2/24/12	Indonesian Rupiah 171,700,000,000	United States Dollar 18,552,134	Barclays Bank PLC	498,637
3/12/12	Indian Rupee 736,000,000	United States Dollar 13,795,042	HSBC Bank USA	905,941
3/30/12	Norwegian Krone 97,008,077	Euro 12,641,465	Australia and New Zealand Banking Group Limited	(41,250)

				$3,204,958

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Appreciation
4/12	218 Gold	Long	$37,833,840	$37,940,720	$106,880

At January 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodity futures contracts that provide exposure to the investment returns of certain commodities. Commodity futures contracts are used to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance return, to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2012 was as follows:

		Fair Value
		Asset		Liability
Risk	Derivative	Derivative		Derivative
Commodity	Futures Contracts	$106,880	*	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$3,287,864		$(1,770,003)

Total		$3,394,744		$(1,770,003)

*	Amount represents cumulative appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$389,959,733

Gross unrealized appreciation	$38,555,591
Gross unrealized depreciation	(2,104,751)

Net unrealized appreciation	$36,450,840

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Mortgage Pass-Throughs	$—	$137,614,246	$—	$137,614,246
Collateralized Mortgage Obligations	—	10,744,821	—	10,744,821
Commercial Mortgage-Backed Securities	—	18,485,993	—	18,485,993
U.S. Government Agency Obligations	—	60,971,670	—	60,971,670
U.S. Treasury Obligations	—	2,039,688	—	2,039,688
Foreign Government Bonds	—	17,661,758	—	17,661,758
Precious Metals	103,048,750	—	—	103,048,750
Short-Term Investments —
U.S Treasury Obligations	—	1,499,964	—	1,499,964
Other	—	74,343,683	—	74,343,683

Total Investments	$103,048,750	$323,361,823	$—	$426,410,573

Forward Foreign Currency Exchange Contracts	$—	$3,287,864	$—	$3,287,864
Futures Contracts	106,880	—	—	106,880

Total	$103,155,630	$326,649,687	$—	$429,805,317

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,770,003)	$—	$(1,770,003)

Total	$—	$(1,770,003)	$—	$(1,770,003)

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Global Opportunities Portfolio

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date:	March 26, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date:	March 26, 2012

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	March 26, 2012